Financial Risk Management - Summary of Financial Assets and Financial Liabilities Measured and Recognized at Fair Value (Detail) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024
Financial Assets
Short-term investments	$ 62,284,779	$ 20,086,308
Derivative financial asset	9,242	0
Convertible note liability	1,104,878	960,763
Recurring Fair Value Measurement [member]
Financial Assets
Short-term investments	62,284,779	20,086,308
Derivative financial asset	9,242
Total financial assets	62,294,021	20,086,308
Convertible note liability	1,104,878	960,763
Total financial liabilities	1,104,878	960,763
Level 1 [member] | Recurring Fair Value Measurement [member]
Financial Assets
Short-term investments	62,284,779	20,086,308
Derivative financial asset	0
Total financial assets	62,284,779	20,086,308
Convertible note liability	0	0
Total financial liabilities	0	0
Level 2 [member] | Recurring Fair Value Measurement [member]
Financial Assets
Short-term investments	0	0
Derivative financial asset	9,242
Total financial assets	9,242	0
Convertible note liability	0	0
Total financial liabilities	0	0
Level 3 [member] | Recurring Fair Value Measurement [member]
Financial Assets
Short-term investments	0	0
Derivative financial asset	0
Total financial assets	0	0
Convertible note liability	1,104,878	960,763
Total financial liabilities	$ 1,104,878	$ 960,763